UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	AUSTRIA — 2.1%
38,100	Erste Group Bank A.G.	$1,400,063
	CANADA — 4.9%
32,800	Agnico Eagle Mines Ltd.	1,426,800
103,000	Cameco Corp.	1,213,896
130,600	Peyto Exploration & Development Corp.	683,099
		3,323,795
	FRANCE — 7.4%
11,050	Dassault Systemes S.E.	1,645,415
5,500	LVMH Moet Hennessy Louis Vuitton S.E.	2,022,939
24,700	TOTAL S.A.	1,372,007
		5,040,361
	GERMANY — 2.0%
15,300	Symrise A.G.	1,378,459
	HONG KONG — 2.2%
149,600	AIA Group Ltd.	1,489,330
	IRELAND — 2.2%
16,700	Medtronic PLC	1,521,036
	JAPAN — 16.3%
70,100	Astellas Pharma, Inc.	1,049,002
19,000	Hoshizaki Corp.	1,176,035
120,000	Kubota Corp.	1,731,842
85,600	Marui Group Co., Ltd.	1,726,211
115,300	Mitsubishi UFJ Financial Group, Inc.	572,183
10,300	Nidec Corp.	1,303,415
78,100	ORIX Corp.	1,120,093
30,900	Sony Corp.	1,295,051
169,100	Toray Industries, Inc.	1,078,560
		11,052,392
	KOREA (REPUBLIC OF-SOUTH) — 3.7%
78,800	Samsung Electronics Co., Ltd.	2,516,518
	NETHERLANDS — 4.0%
13,500	Heineken N.V.	1,424,655

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
29,000	Sensata Technologies Holding N.V.*	$1,305,580
		2,730,235
	SPAIN — 1.3%
154,200	Banco Bilbao Vizcaya Argentaria S.A.	880,920
	SWEDEN — 2.0%
61,500	Assa Abloy A.B. - Class B	1,327,595
	SWITZERLAND — 4.2%
14,700	Novartis A.G.	1,413,905
121,300	UBS Group A.G.*	1,470,266
		2,884,171
	UNITED KINGDOM — 2.2%
26,100	Unilever N.V.	1,515,937
	UNITED STATES — 42.1%
5,100	Adobe, Inc.*	1,359,099
9,400	Ameriprise Financial, Inc.	1,204,140
7,600	Amgen, Inc.	1,443,848
46,700	Bank of America Corp.	1,288,453
13,150	Danaher Corp.	1,736,063
10,700	Ecolab, Inc.	1,888,978
4,160	General Dynamics Corp.	704,205
33,500	Halliburton Co.	981,550
27,000	Lennar Corp. - Class A	1,325,430
772	Lennar Corp. - Class B	30,200
8,600	Martin Marietta Materials, Inc.	1,730,148
16,700	Microchip Technology, Inc.	1,385,432
20,600	Microsoft Corp.	2,429,564
29,400	Mondelez International, Inc. - Class A	1,467,648
19,800	Oshkosh Corp.	1,487,574
17,600	PayPal Holdings, Inc.*	1,827,584
22,000	Penske Automotive Group, Inc.	982,300
8,200	Pioneer Natural Resources Co.	1,248,696
14,200	PPG Industries, Inc.	1,602,754
43,200	Twitter, Inc.*	1,420,416

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
17,400	Walgreens Boots Alliance, Inc.	$1,100,898
		28,644,980
	Total Common Stocks
	(Cost $57,920,823)	65,705,792

Principal Amount
	SHORT-TERM INVESTMENTS — 3.2%
$2,148,190	UMB Money Market Fiduciary, 0.247%[1]	2,148,190
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,148,190)	2,148,190
	TOTAL INVESTMENTS — 99.8%
	(Cost $60,069,013)	67,853,982
	Other Assets in Excess of Liabilities — 0.2%	165,094
	TOTAL NET ASSETS — 100.0%	$68,019,076

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Swiss Franc	Societe Generale	CHF per USD	June 03, 2019	189,830	$191,863	$191,845	$(18)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Canadian Dollars	Societe Generale	CAD per USD	June 03, 2019	(1,166,762)	(881,964)	(874,541)	7,423
Euro	Societe Generale	EUR per USD	June 03, 2019	(2,495,420)	(2,878,313)	(2,815,010)	63,303
Japanese Yen	Societe Generale	JPY per USD	June 03, 2019	(581,943,672)	(5,211,607)	(5,278,246)	(66,639)
Japanese Yen	Societe Generale	JPY per USD	September 04, 2019	(50,770,369)	(462,423)	(463,878)	(1,455)
Sweden Krona	Societe Generale	SEK per USD	June 03, 2019	(3,060,893)	(342,581)	(330,874)	11,707
Swiss Franc	Societe Generale	CHF per USD	June 03, 2019	(884,814)	(903,831)	(894,210)	9,621
					(10,680,719)	(10,656,759)	23,960

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(10,488,856)	$(10,464,914)	$23,942

CAD - Canandian Dollars

EUR - Euro

JPY - Japanese Yen

SEK - Sweden Krona

CHF - Swiss Franc

See Accompanying Notes to Schedule of Investments.

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	AUSTRIA — 2.5%
41,300	Erste Group Bank A.G.	$1,517,653
	CANADA — 4.6%
44,200	Brookfield Asset Management, Inc. - Class A	2,059,183
66,700	Cameco Corp.	786,086
		2,845,269
	FRANCE — 15.6%
23,300	Amundi S.A.[1]	1,466,214
15,900	Dassault Systemes S.E.	2,367,611
7,300	LVMH Moet Hennessy Louis Vuitton S.E.	2,684,992
13,800	Safran S.A.	1,892,372
22,600	TOTAL S.A.	1,255,358
		9,666,547
	GERMANY — 4.4%
13,900	BASF S.E.	1,021,724
19,000	Symrise A.G.	1,711,812
		2,733,536
	HONG KONG — 2.9%
179,200	AIA Group Ltd.	1,784,010
	IRELAND — 4.3%
15,000	Accenture PLC - Class A	2,640,300
	JAPAN — 21.3%
91,600	Astellas Pharma, Inc.	1,370,735
18,500	Hoshizaki Corp.	1,145,087
64,200	KDDI Corp.	1,381,548
83,700	Kubota Corp.	1,207,960
77,700	Marui Group Co., Ltd.	1,566,900
15,300	Nidec Corp.	1,936,141
80,800	ORIX Corp.	1,158,816
59,800	Shinsei Bank Ltd.	849,815
33,900	Sony Corp.	1,420,784
171,500	Toray Industries, Inc.	1,093,868
		13,131,654
	KOREA (REPUBLIC OF-SOUTH) — 2.6%
41,200	Samsung Electronics Co., Ltd.	1,620,633

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 8.0%
15,500	Akzo Nobel N.V.	$1,373,354
20,300	Heineken N.V.	2,142,259
32,400	Sensata Technologies Holding N.V.*	1,458,648
		4,974,261
	SINGAPORE — 2.7%
88,400	DBS Group Holdings Ltd.	1,645,637
	SPAIN — 1.7%
188,800	Banco Bilbao Vizcaya Argentaria S.A.	1,078,585
	SWEDEN — 2.2%
62,700	Assa Abloy A.B. - Class B	1,353,499
	SWITZERLAND — 4.9%
18,400	Novartis A.G.	1,769,785
102,800	UBS Group A.G.*	1,246,029
		3,015,814
	UNITED KINGDOM — 17.8%
76,800	Close Brothers Group PLC	1,455,379
36,100	Coca-Cola European Partners PLC	1,867,814
87,400	Compass Group PLC	2,054,094
82,300	Experian PLC	2,228,467
17,900	Reckitt Benckiser Group PLC	1,487,859
33,000	Unilever N.V.	1,916,702
		11,010,315
	UNITED STATES — 1.2%
16,600	Schlumberger Ltd.	723,262
	Total Common Stocks
	(Cost $58,549,296)	59,740,975

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$1,638,966	UMB Money Market Fiduciary, 0.247%[2]	$1,638,966
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,638,966)	1,638,966
	TOTAL INVESTMENTS — 99.3%
	(Cost $60,188,262)	61,379,941
	Other Assets in Excess of Liabilities — 0.7%	408,416
	TOTAL NET ASSETS — 100.0%	$61,788,357

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,466,214, which represents 2.4% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 27.8%
	COMMUNICATIONS — 6.2%
$138,950	CSC Holdings LLC 4.984% (US LIBOR+250 basis points), 1/25/2026[1,2,3]	$136,373
23,868	Meredith Corp. 5.249% (US LIBOR+275 basis points), 1/31/2025[1,2,3]	23,845
88,200	Sprint Communications, Inc. 5.000% (US LIBOR+250 basis points), 2/3/2024[1,2,3]	86,083
74,438	West Corp. 6.129% (US LIBOR+350 basis points), 10/10/2024[1,2,3]	69,289
		315,590
	CONSUMER DISCRETIONARY — 5.9%
92,376	Eldorado Resorts, Inc. 4.875% (US LIBOR+225 basis points), 4/17/2024[1,2,3]	91,712
133,550	Penn National Gaming, Inc. 4.499% (US LIBOR+200 basis points), 10/19/2023[1,3]	132,299
74,721	TI Group Automotive Systems LLC 4.999% (US LIBOR+250 basis points), 6/30/2022[1,2,3]	73,927
		297,938
	FINANCIALS — 5.1%
125,658	Resolute Investment Managers, Inc. 5.851% (US LIBOR+325 basis points), 4/30/2022[1,2,3]	125,737
138,593	USI, Inc. 5.601% (US LIBOR+300 basis points), 5/16/2024[1,2,3]	134,782
		260,519
	HEALTH CARE — 4.4%
91,200	Change Healthcare Holdings LLC 5.249% (US LIBOR+275 basis points), 3/1/2024[1,2,3]	90,132
135,911	Concentra, Inc. 5.240% (US LIBOR+275 basis points), 6/1/2022[1,2,3]	135,288
		225,420
	MATERIALS — 2.1%
106,352	Univar USA, Inc. 4.749% (US LIBOR+225 basis points), 7/1/2024[1,2,3]	105,333
	TECHNOLOGY — 4.1%
20,124	Informatica LLC 5.749% (US LIBOR+325 basis points), 8/6/2022[1,2,3]	20,120
148,489	Rackspace Hosting, Inc. 5.738% (US LIBOR+300 basis points), 11/3/2023[1,2,3]	139,394

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	TECHNOLOGY (Continued)
$49,500	Weld North Education LLC 6.851% (US LIBOR+425 basis points), 2/15/2025[1,2,3]	$49,175
		208,689
	Total Bank Loans
	(Cost $1,443,086)	1,413,489
	CORPORATE BONDS — 69.4%
	COMMUNICATIONS — 7.3%
25,000	AMC Networks, Inc. 5.000%, 4/1/2024[2]	25,122
	AT&T, Inc.
15,000	5.250%, 3/1/2037[2]	15,716
50,000	4.850%, 3/1/2039[2]	50,304
25,000	Cablevision Systems Corp. 5.875%, 9/15/2022	26,125
39,000	CenturyLink, Inc. 6.450%, 6/15/2021	40,609
20,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	21,500
37,000	Meredith Corp. 6.875%, 2/1/2026[2]	38,850
37,000	Outfront Media Capital LLC / Outfront Media Capital Corp. 5.875%, 3/15/2025[2]	37,925
52,000	Sprint Capital Corp. 6.875%, 11/15/2028	49,985
40,000	TEGNA, Inc. 5.125%, 7/15/2020[2]	40,100
22,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[2]	22,853
		369,089
	CONSUMER DISCRETIONARY — 15.1%
25,000	Aramark Services, Inc. 5.125%, 1/15/2024[2]	25,656
45,000	Boyd Gaming Corp. 6.375%, 4/1/2026[2]	46,575
26,000	Brinker International, Inc. 3.875%, 5/15/2023	24,928
25,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[2]	25,530
25,000	Century Communities, Inc. 6.875%, 5/15/2022[2]	25,437

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$29,000	Choice Hotels International, Inc. 5.750%, 7/1/2022	$30,888
22,000	Cinemark USA, Inc. 4.875%, 6/1/2023[2]	22,370
25,000	Eldorado Resorts, Inc. 6.000%, 4/1/2025[2]	25,313
40,000	General Motors Financial Co., Inc. 4.150%, 6/19/2023[2]	40,375
30,000	Griffon Corp. 5.250%, 3/1/2022[2]	29,512
80,000	Hertz Corp. 5.875%, 10/15/2020[2]	79,980
30,000	Levi Strauss & Co. 5.000%, 5/1/2025[2]	30,900
38,000	Meritage Homes Corp. 6.000%, 6/1/2025[2]	39,900
35,000	National CineMedia LLC 6.000%, 4/15/2022[2]	35,350
50,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	49,965
50,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	50,617
41,000	Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/1/2023[2]	41,205
26,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[2]	24,960
38,000	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	38,792
35,000	Tenneco, Inc. 5.375%, 12/15/2024[2]	31,500
25,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	25,125
20,000	United Rentals North America, Inc. 5.750%, 11/15/2024[2]	20,550
		765,428
	CONSUMER STAPLES — 3.7%
	Anheuser-Busch InBev Worldwide, Inc.
74,000	4.150%, 1/23/2025[2]	77,113
35,000	5.450%, 1/23/2039[2]	37,888
40,000	General Mills, Inc. 4.200%, 4/17/2028[2]	41,565

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$30,000	Mondelez International, Inc. 3.625%, 5/7/2023[2]	$30,718
		187,284
	ENERGY — 5.3%
25,000	Antero Resources Corp. 5.375%, 11/1/2021[2]	25,094
25,000	Diamondback Energy, Inc. 4.750%, 11/1/2024[2]	25,557
25,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	25,444
35,000	Forum Energy Technologies, Inc. 6.250%, 10/1/2021[2]	30,975
35,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	37,056
26,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2]	25,740
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%, 5/1/2023[2]	20,359
25,000	Unit Corp. 6.625%, 5/15/2021[2]	24,000
53,000	Valero Energy Corp. 4.000%, 4/1/2029[2]	53,484
		267,709
	FINANCIALS — 18.1%
50,000	Air Lease Corp. 3.875%, 7/3/2023[2]	50,544
40,000	Brookfield Finance LLC 4.000%, 4/1/2024[2,4]	40,562
40,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	38,960
38,000	CyrusOne LP / CyrusOne Finance Corp. 5.375%, 3/15/2027[2]	39,319
45,000	Discover Financial Services 3.850%, 11/21/2022	46,096
50,000	Goldman Sachs Group, Inc. 4.515% (LIBOR 3 Month+175 basis points), 10/28/2027[2,3]	50,497
45,000	Huntington National Bank 3.250%, 5/14/2021[2]	45,425
25,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/2022[2]	25,313
25,000	iStar, Inc. 6.500%, 7/1/2021[2]	25,500

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$30,000	JPMorgan Chase & Co. 5.000%, 7/1/2019[2,5]	$29,835
35,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	34,781
35,000	Kilroy Realty LP 4.750%, 12/15/2028[2]	37,140
17,000	MetLife, Inc. 10.750%, 8/1/2039[2]	25,670
35,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	34,037
52,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	52,910
45,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[2]	45,000
90,000	Prudential Financial, Inc. 5.875% (LIBOR 3 Month+418 basis points), 9/15/2042[2,5]	95,175
40,000	SBA Communications Corp. 4.875%, 7/15/2022[2]	40,550
20,000	Springleaf Finance Corp. 7.125%, 3/15/2026	20,362
25,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	25,656
35,000	Synovus Financial Corp. 3.125%, 11/1/2022[2]	34,580
50,000	VEREIT Operating Partnership LP 4.600%, 2/6/2024[2]	51,451
30,000	Vornado Realty LP 3.500%, 1/15/2025[2]	29,783
		919,146
	HEALTH CARE — 5.9%
50,000	AbbVie, Inc. 3.375%, 11/14/2021	50,621
	Boston Scientific Corp.
25,000	3.750%, 3/1/2026[2]	25,489
25,000	4.700%, 3/1/2049[2]	26,549
35,000	Encompass Health Corp. 5.750%, 11/1/2024[2]	35,438
38,000	HCA, Inc. 5.375%, 9/1/2026[2]	40,042
25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[2]	25,953

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$77,000	Select Medical Corp. 6.375%, 6/1/2021[2]	$77,192
20,000	Tenet Healthcare Corp. 4.500%, 4/1/2021	20,300
		301,584
	INDUSTRIALS — 3.6%
40,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[2]	41,900
25,000	H&E Equipment Services, Inc. 5.625%, 9/1/2025[2]	24,938
25,000	Mobile Mini, Inc. 5.875%, 7/1/2024[2]	25,437
35,000	Oshkosh Corp. 5.375%, 3/1/2025[2]	35,919
32,000	Titan International, Inc. 6.500%, 11/30/2023[2]	29,480
25,000	WESCO Distribution, Inc. 5.375%, 12/15/2021[2]	25,250
		182,924
	MATERIALS — 2.1%
30,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[2]	29,925
27,000	Mercer International, Inc. 6.500%, 2/1/2024[2]	27,608
50,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	50,625
		108,158
	TECHNOLOGY — 3.1%
26,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	29,022
25,000	Anixter, Inc. 5.125%, 10/1/2021	25,750
61,000	Dell, Inc. 5.400%, 9/10/2040	51,545
51,000	Lam Research Corp. 4.000%, 3/15/2029[2]	52,050
		158,367
	UTILITIES — 5.2%
25,000	AES Corp. 5.500%, 4/15/2025[2]	25,937

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$30,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	$30,487
23,000	DPL, Inc. 7.250%, 10/15/2021[2]	24,720
50,000	Interstate Power & Light Co. 4.100%, 9/26/2028[2]	52,262
51,000	NextEra Energy Capital Holdings, Inc. 2.900%, 4/1/2022	51,045
80,000	Southern California Edison Co. 4.200%, 3/1/2029[2]	81,232
		265,683
	Total Corporate Bonds
	(Cost $3,490,279)	3,525,372
	SHORT-TERM INVESTMENTS — 1.4%
69,686	UMB Money Market Fiduciary, 0.25%[6]	69,686
	Total Short-Term Investments
	(Cost $69,686)	69,686
	TOTAL INVESTMENTS — 98.6%
	(Cost $5,003,051)	5,008,547
	Other Assets in Excess of Liabilities — 1.4%	71,163
	TOTAL NET ASSETS — 100.0%	$5,079,710

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. dollars.
[5]	Variable rate security.
[6]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	COMMUNICATIONS — 2.3%
89,500	Twitter, Inc.*	$2,942,760
	CONSUMER DISCRETIONARY — 6.8%
17,200	Home Depot, Inc.	3,300,508
54,300	Lennar Corp. - Class A	2,665,587
78	Lennar Corp. - Class B	3,051
65,400	Sony Corp. - ADR[1]	2,762,496
		8,731,642
	CONSUMER STAPLES — 11.0%
73,400	Coca-Cola Co.	3,439,524
43,352	Kroger Co.	1,066,459
50,600	Mondelez International, Inc. - Class A	2,525,952
16,318	Tyson Foods, Inc. - Class A	1,132,959
52,800	Unilever N.V.[1]	3,077,712
43,400	Walgreens Boots Alliance, Inc.	2,745,918
		13,988,524
	ENERGY — 6.0%
72,000	Halliburton Co.	2,109,600
33,800	Phillips 66	3,216,746
15,200	Pioneer Natural Resources Co.	2,314,656
		7,641,002
	FINANCIALS — 22.1%
24,200	Ameriprise Financial, Inc.	3,100,020
374,900	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	2,148,177
143,200	Bank of America Corp.	3,950,888
21,800	BOK Financial Corp.	1,777,790
33,300	Capital One Financial Corp.	2,720,277
18,800	Chubb Ltd.[1]	2,633,504
18,500	Cullen/Frost Bankers, Inc.	1,795,795
43,400	East West Bancorp, Inc.	2,081,898
24,100	JPMorgan Chase & Co.	2,439,643
323,800	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	1,602,810
38,600	PayPal Holdings, Inc.*	4,008,224
		28,259,026
	HEALTH CARE — 13.2%
59,200	Acadia Healthcare Co., Inc.*	1,735,152
19,800	Amgen, Inc.	3,761,604

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
33,800	Danaher Corp.	$4,462,276
36,800	Medtronic PLC[1]	3,351,744
36,200	Novartis A.G. - ADR[1]	3,480,268
		16,791,044
	INDUSTRIALS — 10.0%
8,998	Allegion PLC[1]	816,209
17,000	General Dynamics Corp.	2,877,760
76,400	Johnson Controls International PLC[1]	2,822,216
43,200	Oshkosh Corp.	3,245,616
17,500	Parker-Hannifin Corp.	3,003,350
		12,765,151
	MATERIALS — 4.7%
14,200	Martin Marietta Materials, Inc.	2,856,756
28,200	PPG Industries, Inc.	3,182,934
		6,039,690
	REAL ESTATE — 3.0%
16,600	Equity LifeStyle Properties, Inc. - REIT	1,897,380
16,000	Sun Communities, Inc. - REIT	1,896,320
		3,793,700
	TECHNOLOGY — 14.4%
22,900	Adobe, Inc.*	6,102,621
19,000	ANSYS, Inc.*	3,471,490
43,400	Microchip Technology, Inc.	3,600,464
44,500	Microsoft Corp.	5,248,330
		18,422,905
	UTILITIES — 2.1%
44,100	National Fuel Gas Co.	2,688,336
	Total Common Stocks
	(Cost $124,524,057)	122,063,780

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.4%
$5,574,405	UMB Money Market Fiduciary, 0.25%[2]	$5,574,405
	Total Short-Term Investments
	(Cost $5,574,405)	5,574,405
	TOTAL INVESTMENTS — 100.0%
	(Cost $130,098,462)	127,638,185
	Other Assets in Excess of Liabilities — 0.0%	41,513
	TOTAL NET ASSETS — 100.0%	$127,679,698

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.5%
	COMMUNICATIONS — 0.9%
5,495	ATN International, Inc.	$309,863
15,663	TiVo Corp.	145,979
		455,842
	CONSUMER DISCRETIONARY — 10.2%
54,543	1-800-Flowers.com, Inc. - Class A*	994,319
8,568	Carter's, Inc.	863,569
19,786	DSW, Inc. - Class A	439,645
27,919	HMS Holdings Corp.*	826,682
3,402	Huron Consulting Group, Inc.*	160,642
3,885	John Wiley & Sons, Inc. - Class A	171,795
11,393	Monro, Inc.	985,722
8,068	World Wrestling Entertainment, Inc. - Class A	700,141
		5,142,515
	CONSUMER STAPLES — 3.0%
15,312	Chefs' Warehouse, Inc.*	475,438
11,888	Herbalife Ltd.*,1	629,945
8,122	Nu Skin Enterprises, Inc. - Class A	388,719
		1,494,102
	ENERGY — 3.4%
73,658	Ardmore Shipping Corp.*,1	453,733
35,202	Keane Group, Inc.*	383,350
10,381	Oceaneering International, Inc.*	163,709
64,908	Ring Energy, Inc.*	381,010
29,530	RPC, Inc.	336,937
		1,718,739
	FINANCIALS — 12.8%
11,020	American Equity Investment Life Holding Co.	297,760
5,326	Banner Corp.	288,509
11,877	Berkshire Hills Bancorp, Inc.	323,530
24,056	Byline Bancorp, Inc.*	444,555
10,201	Chemical Financial Corp.	419,873
6,502	Columbia Banking System, Inc.	212,550
24,143	Customers Bancorp, Inc.*	442,058
17,218	First Financial Bancorp	414,265
22,825	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	585,233
27,447	National Bank Holdings Corp. - Class A	912,887
25,495	Opus Bank	504,801
11,855	PacWest Bancorp	445,867
6,265	Texas Capital Bancshares, Inc.*	342,006

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
23,007	Umpqua Holdings Corp.	$379,616
18,844	Veritex Holdings, Inc.	456,402
		6,469,912
	HEALTH CARE — 10.8%
18,598	Acadia Healthcare Co., Inc.*	545,107
4,737	Charles River Laboratories International, Inc.*	688,049
2,287	Chemed Corp.	732,000
46,353	Cross Country Healthcare, Inc.*	325,862
14,586	MEDNAX, Inc.*	396,302
15,537	Merit Medical Systems, Inc.*	960,653
15,894	Prestige Consumer Healthcare, Inc.*	475,389
9,443	Providence Service Corp.*	629,093
10,470	Quidel Corp.*	685,471
		5,437,926
	INDUSTRIALS — 21.5%
17,131	AerCap Holdings NV*,1	797,277
9,261	Albany International Corp. - Class A	662,995
16,354	Altra Industrial Motion Corp.	507,792
11,344	ASGN, Inc.*	720,230
3,984	AZZ, Inc.	163,065
8,896	Barnes Group, Inc.	457,343
26,683	CAI International, Inc.*	619,046
9,529	Capital Product Partners LP1	99,864
19,516	Casella Waste Systems, Inc. - Class A*	693,989
18,896	Columbus McKinnon Corp.	649,078
53,516	Commercial Vehicle Group, Inc.*	410,468
6,544	Diamond S Shipping, Inc.*,1	68,058
9,909	Dycom Industries, Inc.*	455,219
8,986	Genesee & Wyoming, Inc. - Class A*	783,040
78,649	InnerWorkings, Inc.*	284,709
12,119	Matthews International Corp. - Class A	447,797
13,020	Mercury Systems, Inc.*	834,322
5,430	MTS Systems Corp.	295,718
30,371	Team, Inc.*	531,492
14,768	Titan Machinery, Inc.*	229,790
46,891	U.S. Xpress Enterprises, Inc. - Class A*	309,949
24,116	Wabash National Corp.	326,772
6,337	Wabtec Corp.	467,164
		10,815,177

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 2.3%
28,442	Alamos Gold, Inc. - Class A1	$144,485
16,565	Kraton Corp.*	533,062
16,659	Silgan Holdings, Inc.	493,606
		1,171,153
	REAL ESTATE — 5.6%
16,198	Community Healthcare Trust, Inc. - REIT	581,346
52,146	MedEquities Realty Trust, Inc. - REIT	580,385
23,259	QTS Realty Trust, Inc. - Class A - REIT	1,046,422
20,692	STAG Industrial, Inc. - REIT	613,518
		2,821,671
	TECHNOLOGY — 19.8%
21,044	ACI Worldwide, Inc.*	691,716
10,403	Advanced Energy Industries, Inc.*	516,821
5,304	Aspen Technology, Inc.*	552,995
8,964	Belden, Inc.	481,367
14,839	Benchmark Electronics, Inc.	389,524
18,615	Bottomline Technologies de, Inc.*	932,425
30,569	CalAmp Corp.*	384,558
23,468	Electronics For Imaging, Inc.*	631,289
6,912	Euronet Worldwide, Inc.*	985,582
1,528	Gartner, Inc.*	231,767
20,106	Infinera Corp.*	87,260
5,898	Insight Enterprises, Inc.*	324,744
13,142	Itron, Inc.*	613,074
32,306	Knowles Corp.*	569,555
13,294	Liquidity Services, Inc.*	102,497
15,185	MACOM Technology Solutions Holdings, Inc.*	253,741
9,371	Novanta, Inc.*,1	794,005
4,392	Rogers Corp.*	697,801
21,846	SP Plus Corp.*	745,386
		9,986,107
	UTILITIES — 3.2%
12,152	ALLETE, Inc.	999,259
10,891	Unitil Corp.	589,965
		1,589,224
	Total Common Stocks
	(Cost $48,699,357)	47,102,368
	EXCHANGE-TRADED FUNDS — 2.9%
4,925	iShares Russell 2000 ETF	753,968

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
5,634	iShares Russell 2000 Value ETF	$675,517
	Total Exchange-Traded Funds
	(Cost $1,444,611)	1,429,485

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$1,472,199	UMB Money Market Fiduciary, 0.25%[2]	1,472,199
	Total Short-Term Investments
	(Cost $1,472,199)	1,472,199
	TOTAL INVESTMENTS — 99.3%
	(Cost $51,616,167)	50,004,052
	Other Assets in Excess of Liabilities — 0.7%	359,218
	TOTAL NET ASSETS — 100.0%	$50,363,270

LP – Limited Partnership

REIT – Real Estate Investment Trusts

*	Non-income producing security.
1	Foreign security denominated in U.S. dollars.
2	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	CONSUMER DISCRETIONARY — 12.1%
313	Amazon.com, Inc.*	$557,375
5,529	Comcast Corp. - Class A	221,049
1,394	Home Depot, Inc.	267,495
1,145	Marriott International, Inc. - Class A	143,228
511	O'Reilly Automotive, Inc.*	198,421
1,677	Walt Disney Co.	186,197
		1,573,765
	CONSUMER STAPLES — 6.2%
939	Costco Wholesale Corp.	227,369
1,386	Dollar General Corp.	165,350
1,163	Estee Lauder Cos., Inc. - Class A	192,535
1,782	PepsiCo, Inc.	218,384
		803,638
	ENERGY — 4.4%
1,551	Chevron Corp.	191,052
1,942	EOG Resources, Inc.	184,840
2,035	Phillips 66	193,671
		569,563
	FINANCIALS — 12.4%
1,521	Alexandria Real Estate Equities, Inc. - REIT	216,834
1,347	Ameriprise Financial, Inc.	172,551
4,698	Bank of America Corp.	129,618
1,637	Chubb Ltd.[1]	229,311
3,902	Intercontinental Exchange, Inc.	297,098
4,111	JPMorgan Chase & Co.	416,156
3,357	Zions Bancorp N.A.	152,441
		1,614,009
	HEALTH CARE — 16.1%
4,202	Abbott Laboratories	335,908
731	Allergan PLC	107,026
1,020	Becton, Dickinson and Co.	254,725
1,490	Bio-Techne Corp.	295,839
1,271	Celgene Corp.*	119,906
1,665	Cigna Corp.	267,765
1,828	Guardant Health, Inc.*	140,208
786	Teleflex, Inc.	237,498
1,232	Thermo Fisher Scientific, Inc.	337,223
		2,096,098

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 12.1%
2,232	AMETEK, Inc.	$185,189
397	Boeing Co.	151,424
1,201	Honeywell International, Inc.	190,863
630	Ingersoll-Rand PLC	68,008
2,564	Keysight Technologies, Inc.*	223,581
1,424	Norfolk Southern Corp.	266,131
763	Roper Technologies, Inc.	260,923
1,610	Stanley Black & Decker, Inc.	219,234
		1,565,353
	INFORMATION TECHNOLOGY — 21.3%
474	Alphabet, Inc. - Class A*	557,846
2,061	Apple, Inc.	391,487
826	Broadcom, Inc.	248,386
5,586	Microsoft Corp.	658,813
1,198	NVIDIA Corp.	215,113
1,387	salesforce.com, Inc.*	219,659
2,991	Visa, Inc. - Class A	467,164
		2,758,468
	MATERIALS — 2.7%
1,976	Avery Dennison Corp.	223,288
2,258	Ball Corp.	130,648
		353,936
	REAL ESTATE — 1.5%
2,666	Prologis, Inc.	191,819
	TECHNOLOGY — 4.0%
467	Adobe, Inc.*	124,451
4,862	Cisco Systems, Inc.	262,499
1,589	Microchip Technology, Inc.	131,824
		518,774
	UTILITIES — 3.2%
1,783	American Water Works Co., Inc.	185,895
1,174	NextEra Energy, Inc.	226,958
		412,853
	Total Common Stocks
	(Cost $10,898,663)	12,458,276

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.7%
$611,283	UMB Money Market Fiduciary, 0.25%[2]	$611,283
	Total Short-Term Investments
	(Cost $611,283)	611,283
	TOTAL INVESTMENTS — 100.7%
	(Cost $11,509,946)	13,069,559
	Liabilities in Excess of Other Assets — (0.7)%	(88,242)
	TOTAL NET ASSETS — 100.0%	$12,981,317

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund, Strategic Credit Fund, Value Equity Fund, Small Cap Equity Fund, and Core Equity Fund are diversified Funds. The International Equity Fund is a non-diversified Fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of March 31, 2019, the Saul Global Opportunities Fund had 1 outstanding forward currency contracts purchased long and 6 outstanding forward currency contracts sold short.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At March 31, 2019, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund
Cost of investments	$60,123,041	$60,535,002	$5,003,051	$130,107,515

Gross unrealized appreciation	$12,802,720	$5,450,878	$56,152	$5,135,483
Gross unrealized depreciation	(5,071,779)	(4,605,939)	(50,656)	(7,604,813)

Net unrealized appreciation/(depreciation) on investments	$7,730,941	$844,939	$5,496	$(2,469,330)

	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$51,861,293	$11,541,252

Gross unrealized appreciation	$5,100,934	$1,808,233
Gross unrealized depreciation	(6,958,175)	(279,926)

Net unrealized appreciation/(depreciation) on investments	$(1,857,241)	$1,528,307

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$65,705,792	$—	$—	$65,705,792
Short-Term Investments	2,148,190	—	—	2,148,190
Total Investments	$67,853,982	$—	$—	$67,853,982
Other Financial Instruments[3]
Forward Contracts	$—	$92,054	$—	$92,054
Total Assets	$67,853,982	$92,054	$—	$67,946,036

Liabilities
Other Financial Instruments[3]
Forward Contracts	$—	$68,112	$—	$68,112
Total Liabilities	$—	$68,112	$—	$68,112

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$59,740,975	$—	$—	$59,740,975
Short-Term Investments	1,638,966	—	—	1,638,966
Total Investments	$61,379,941	$—	$—	$61,379,941

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$—	$1,413,489	$—	$1,413,489
Corporate Bonds[2]	—	3,525,372	—	3,525,372
Short-Term Investments	69,686	—	—	69,686
Total Investments	$69,686	$4,938,861	$—	$5,008,547

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$122,063,780	$—	$—	$122,063,780
Short-Term Investments	5,574,405	—	—	5,574,405
Total Investments	$127,638,185	$—	$—	$127,638,185

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$47,102,368	$—	$—	$47,102,368
Exchange-Traded Funds	1,429,485	—	—	1,429,485
Short-Term Investments	1,472,199	—	—	1,472,199
Total Investments	$50,004,052	$—	$—	$50,004,052

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,458,276	$—	$—	$12,458,276
Short-Term Investments	611,283	—	—	611,283
Total Investments	$13,069,559	$—	$—	$13,069,559

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/30/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/19